Cost of Revenue (Details) - Schedule of Cost of Revenue - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Cost of Revenue [Abstract]
Cost of revenue	€ 100,877	€ 90,270	€ 110,588